U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.   Name and address of issuer:

          Goldman Sachs Equity Portfolios, Inc.
          4900 Sears Tower
          Chicago, Illinois  60606

2. Name of each series or class of funds for which this notice is filed:

          Goldman Sachs Balanced Fund
          Goldman Sachs Select Equity Fund
          Goldman Sachs Growth & Income Fund
          Goldman Sachs Capital Growth Fund
          Goldman Sachs Small Cap Equity Fund
          Goldman Sachs International Equity Fund
          Goldman Sachs Asia Growth Fund
          Goldman Sachs Mid-Cap Equity Fund

3.   Investment Company Act File Number:

          33-33316

4.   Last day of fiscal year for which this notice is filed:

          January 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [   ]


6.   Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable (see Instruction A.6):

          N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

          -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          -0-

9. Number and aggregate sale price of securities sold during the fiscal year:

     Fund                               Dollars        Shares
     ----                               -------        ------

     Goldman Sachs Balanced Fund        $  35,424,984   1,954,361
     Goldman Sachs Select Equity Fund     184,083,331   8,577,193
     Goldman Sachs Growth & Income Fund   197,213,117   8,928,412
     Goldman Sachs Capital Growth Fund    167,405,638  10,748,058
     Goldman Sachs Small Cap Equity
          Fund                             66,794,137   3,164,463
     Goldman Sachs International
          Equity Fund                     330,875,866  17,073,582
     Goldman Sachs Asia Growth Fund       146,855,929   8,855,040
     Goldman Sachs Mid-Cap Equity Fund     12,422,999     710,818
                                        -------------  ----------
          TOTAL                        $1,141,075,911  60,011,927

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

     Fund                               Dollars        Shares
     ----                               -------        ------

     Goldman Sachs Balanced Fund        $  35,424,984   1,954,361
     Goldman Sachs Select Equity Fund     184,083,331   8,577,193
     Goldman Sachs Growth & Income Fund   197,213,117   8,928,412
     Goldman Sachs Capital Growth Fund    167,405,638  10,748,058
     Goldman Sachs Small Cap Equity
          Fund                             66,794,137   3,164,463
     Goldman Sachs International
          Equity Fund                     330,875,866  17,073,582
     Goldman Sachs Asia Growth Fund       146,855,929   8,855,040
     Goldman Sachs Mid-Cap Equity Fund     12,422,999     710,818
                                        -------------  ----------
          TOTAL                        $1,141,075,911  60,011,927

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     * Dollars and shares reinvested are included in securities sold above.

12.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year in
          reliance on rule 24f-2 (from Item 10):  $1,141,075,911
                                                  ----------------

     (ii) Aggregate price of shares issued in
          connection with dividend reinvestment
          plans (from Item 11, if applicable):    N/A
                                                  ----------------

    (iii) Aggregate price of shares redeemed or
          repurchased during the fiscal year
          (if applicable):                        $604,396,854**
                                                  ----------------

     (iv) Aggregate price of shares redeemed or
          repurchased and previously applied as
          a reduction to filing fees pursuant to
          rule 24e-2 (if applicable):             N/A
                                                  ----------------

     (v)  Net aggregate price of securities sold
          and issued during the fiscal year in
          reliance on rule 24f-2 (line (i), plus
          line (ii), less line (iii), plus line
          (iv) (if applicable):                   $536,679,057
                                                  ----------------

     (vi) Multiplier prescribed by Section 6(b)
          of the Securities Act of 1933 or other
          applicable law or regulation (see
          Instruction C.6):                       x 1/3300
                                                  ----------------

    (vii) Fee due (line (i) or line (v)
          multiplied by line (vi)):               $162,630
                                                  ----------------

Instruction:   Issuers should complete lines (ii), (iii), (iv),
               and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year.
               See Instruction C.3.

13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the
     Commission's Rules of Informal and Other Procedures (17 CPR
     202.3a).                                               [  ]

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:

          March 31, 1997

                                SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*Scott M. Gilman, Treasurer
                              -----------------------------------
                              Scott M. Gilman, Treasurer
                              -----------------------------------

     Dated:  March 31, 1997
           ------------------------


     *Please print the name and title of the signing officer below the signature.





     **                                 Price of       Number of
                                        Shares         Shares
                                        Redeemed or    Redeemed or
     Fund                               Repurchased    Repurchased
     ----                               -----------    -----------
Goldman Sachs Balanced Fund             $  7,565,668      448,330
Goldman Sachs Select Equity Fund          32,152,494    1,487,884
Goldman Sachs Growth & Income Fund        72,730,939    3,353,064
Goldman Sachs Capital Growth Fund        229,399,817   14,642,847
Goldman Sachs Small Cap Equity Fund       95,024,895    4,702,293
Goldman Sachs International Equity Fund   75,580,037    3,992,317
Goldman Sachs Asia Growth Fund            67,451,011    4,178,748
Goldman Sachs Mid-Cap Equity Fund         24,491,993    1,480,859
                                        ------------   ----------
                                        $604,396,854   34,286,342